Fair value measurement - Investments in Kargobot (Details) - Level 3	Dec. 31, 2023 USD ($)
Discounts for lack of marketability | Minimum
Fair Value Measurement
Measurement input	22
Discounts for lack of marketability | Maximum
Fair Value Measurement
Measurement input	30
Volatility | Guangzhou Kargobot Technology Co., Ltd.
Fair Value Measurement
Measurement input	57
Time to liquidity | Guangzhou Kargobot Technology Co., Ltd.
Fair Value Measurement
Measurement input	7.0